SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Sales return allowance	$ 4,500	$ 2,200	$ 3,300
Advance payments	5,884	10,427	4,700
Advertising expense	30	20	30
Government grant	$ 81	109	582
Income tax examination likelihood percentage	greater than 50% likelihood
Concentration risk lender	The Singapore Deposit Protection Board pays compensation up to a limit of S$75,000 (approximately US$55,465) if the bank with which an individual/a company hold its eligible deposit fails
Bank and cash balances	$ 1,003	1,533
Credit risk	1,000
Postemployment Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Contributions by Employer	$ 200	$ 200	$ 200